Discontinued Operations (Tables)	12 Months Ended
Nov. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Operating results of these discontinued operations for the years ended November 30, 2014, 2013, and 2012, respectively, were as follows (in thousands):

	2014	2013	2012
Income (loss) from discontinued operations before income taxes	—	(163)	36
Tax benefit (expense)	—	62	(17)
Income (loss) from discontinued operations, net	$—	$(101)	$19